Unconsolidated Affiliate Companies	12 Months Ended
Dec. 02, 2012
Unconsolidated Affiliate Companies
Unconsolidated Affiliate Companies

Note 7: Unconsolidated Affiliate Companies

        The Company is involved in a group of joint ventures to develop markets for Sealy branded products in Asia, New Zealand and India. Our ownership interest in these joint ventures is 50% and is accounted for under the equity method. Our net investment of $9.0 million and $9.8 million at December 2, 2012 and November 27, 2011, respectively, is recorded as a component of other assets including debt issuance costs, net within the Consolidated Balance Sheets. The Company's share of earnings for fiscal 2012, 2011 and 2010 is recorded in equity in earnings of unconsolidated affiliates.

        Summarized financial information for these joint ventures is as follows (in thousands):

	2012	2011
Current assets	$27,451	$25,627
Noncurrent assets	4,553	4,456
Current liabilities	16,432	12,223
Noncurrent liabilities	—	—

	2012	2011	2010
Revenues	$71,952	$55,925	44,946
Gross profit	45,668	35,949	27,481
Income from operations	12,863	8,173	8,372
Net income	10,350	6,742	6,898